Risk management policies - Committed Facilities (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 6,309.8
Drawn down facilities	4,304.2
Undrawn committed credit facilities	2,005.6				£ 2,074.7
Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 400.0
Interest rate	2.875%	2.875%	2.875%	2.875%
US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 165.8	$ 220
Interest rate	5.625%	5.625%	5.625%	5.625%
US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 70.0	$ 93
Interest rate	5.125%	5.125%	5.125%	5.125%
Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 507.9		€ 600
Interest rate	1.625%	1.625%	1.625%	1.625%
Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 634.9		€ 750
Interest rate	2.25%	2.25%	2.25%	2.25%
US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 565.5	$ 750
Interest rate	3.75%	3.75%	3.75%	3.75%
Bank revolver due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 1,884.9	$ 2,500
Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 634.9		€ 750
Interest rate	3.00%	3.00%	3.00%	3.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 377.0	$ 500
Interest rate	3.625%	3.625%	3.625%	3.625%
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.32%	0.32%	0.32%	0.32%
Floating basis	3m EURIBOR
Total committed facilities available	£ 211.6		€ 250
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	222.4
Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 423.3		€ 500
Interest rate	1.375%	1.375%	1.375%	1.375%
Eurobonds (3m EURIBOR + 0.45%) due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.45%	0.45%	0.45%	0.45%
Floating basis	3m EURIBOR
Total committed facilities available	£ 211.6		€ 250
Australian revolving credit facilities due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 150
Australian revolving credit facilities due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 270
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	291.0
Drawn down facilities	216.9
Within one year [member] | Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	211.6
Within one year [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	79.4
Between one and two years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	143.0
Drawn down facilities	96.4
Between one and two years [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	143.0
Between two and three years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	588.6
Drawn down facilities	588.6
Between two and three years [member] | US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	377.0
Between two and three years [member] | Eurobonds (3m EURIBOR 0.45%) due March 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	211.6		€ 250
Between three and four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	634.9
Drawn down facilities	634.9
Between three and four years [member] | Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	634.9
Later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	4,652.3
Drawn down facilities	2,767.4
Later than four years [member] | Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	400.0
Later than four years [member] | US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	165.8
Later than four years [member] | US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	70.0
Later than four years [member] | Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	507.9
Later than four years [member] | Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	634.9
Later than four years [member] | US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	565.5
Later than four years [member] | Bank revolver due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	1,884.9
Later than four years [member] | Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 423.3